Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments [Abstract]
Investments

8. Investments

        Investments consist of:

	June 30, 2013	December 31, 2012
	(in thousands)
Available-for-sale (primarily seed capital)	$12,423	$13,361
Trading:
Long-term incentive compensation-related	77,802	90,825
United States Treasury Bills	27,996	27,982
Seed capital	276,365	307,795
Equities and exchange-traded options	61,640	48,937
Investments in limited partnership hedge funds:
Long-term incentive compensation-related	30,630	32,152
Seed capital	94,991	109,328
Consolidated private equity fund (10% seed capital)	49,725	47,045
Private equity (seed capital)	46,401	47,853
Other	8,245	7,056

Total investments	$686,218	$732,334

        Total investments related to long-term incentive compensation obligations of $108.4 million and $123.0 million as of June 30, 2013 and December 31, 2012, respectively, consist of company-sponsored mutual funds and hedge funds. We typically made investments in our services that were notionally elected by long-term incentive compensation plan participants and maintained them (and continue to maintain them) in a consolidated rabbi trust or separate custodial account. The rabbi trust and custodial account enable us to hold such investments separate from our other assets for the purpose of settling our obligations to participants. The investments held in the rabbi trust and custodial account remain available to the general creditors of AllianceBernstein.

        The underlying investments of the hedge funds in which we invest include long and short positions in equity securities, fixed income securities (including various agency and non-agency asset-based securities), currencies, commodities and derivatives (including various swaps and forward contracts). These investments are valued at quoted market prices or, where quoted market prices are not available, are fair valued based on the pricing policies and procedures of the underlying funds.

        United States Treasury Bills are held by SCB LLC in its investment account, the majority of which are pledged as collateral with clearing organizations. These clearing organizations have the ability by contract or custom to sell or re-pledge this collateral.

        We provide seed capital to our investment teams to develop new products and services for our clients.

        Trading securities also include long positions in corporate equities and long exchange-traded options traded through our options desk.

7. Investments

Investments consist of:

	December 31,
	2012	2011
	(in thousands)

Available-for-sale (primarily seed capital)	$13,361	$13,883
Trading:
Long-term incentive compensation-related	90,825	135,832
United States Treasury Bills	27,982	37,998
Seed capital	307,795	278,932
Equities and exchange-traded options	48,937	58,237
Investments in limited partnership hedge funds:
Long-term incentive compensation-related	32,152	40,538
Seed capital	109,328	123,920
Consolidated private equity fund (10% seed capital)	47,045	58,749
Private equity (seed capital)	47,853	35,726
Other	7,056	11,479
Total investments	$732,334	$795,294

Total investments related to long-term incentive compensation obligations of $123.0 million and $176.4 million as of December 31, 2012 and 2011, respectively, consist of company-sponsored mutual funds and hedge funds. We typically made investments in our services that were notionally elected by long-term incentive compensation plan participants and maintained them in a consolidated rabbi trust or separate custodial account. The rabbi trust and custodial account enable us to hold such investments separate from our other assets for the purpose of settling our obligations to participants. The investments held in the rabbi trust and custodial account remain available to the general creditors of AllianceBernstein.

The underlying investments of hedge funds in which we invest include long and short positions in equity securities, fixed income securities (including various agency and non-agency asset-based securities), currencies, commodities and derivatives (including various swaps and forward contracts). These investments are valued at quoted market prices or, where quoted market prices are not available, are fair valued based on the pricing policies and procedures of the underlying funds.

United States Treasury Bills are held by SCB LLC in its investment account, the majority of which are pledged as collateral with clearing organizations. These clearing organizations have the ability by contract or custom to sell or re-pledge this collateral.

We provide seed capital to our investment teams to develop new products and services for our clients.

Trading securities also include long positions in corporate equities and long exchange-traded options traded through our options desk.

The following is a summary of the cost and fair value of available-for-sale and trading investments held as of December 31, 2012 and 2011:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
December 31, 2012:
Available-for-sale:
Equity investments	$5,769	$1,445	$(149)	$7,065
Fixed income investments	6,265	33	(2)	6,296
	$12,034	$1,478	$(151)	$13,361
Trading:
Equity investments	$239,368	$32,003	$(2,830)	$268,541
Fixed income investments	199,191	12,098	(4,291)	206,998
	$438,559	$44,101	$(7,121)	$475,539

December 31, 2011:
Available-for-sale:
Equity investments	$6,753	$489	$(342)	$6,900
Fixed income investments	6,857	133	(7)	6,983
	$13,610	$622	$(349)	$13,883
Trading:
Equity investments	$375,287	$5,959	$(41,938)	$339,308
Fixed income investments	172,142	3,475	(3,926)	171,691
	$547,429	$9,434	$(45,864)	$510,999

Proceeds from sales of available-for-sale investments were approximately $0.8 million, $3.5 million and $4.3 million in 2012, 2011 and 2010, respectively. Realized gains from our sales of available-for-sale investments were $0.1 million in 2012, $0.1 million in 2011 and $0.5 million in 2010. Realized losses from our sales of available-for-sale investments were $0.1 million in 2012, $0.1 million in 2011 and $0.4 million in 2010. We assess valuation declines to determine the extent to which such declines are fundamental to the underlying investment or attributable to temporary market-related factors. Based on our assessment, we do not believe the declines are other than temporary as of December 31, 2012.